Advances from FHLB (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Advances from FHLB and other credit facilities [Abstract]
Federal Home Loan Bank of New York stock	$ 1,262	$ 2,032
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, General Description of Terms

The Company can borrow on an overnight or a term basis from the FHLB. The Company's overall credit exposure at the FHLB cannot exceed 50% of its total assets, subject to certain limitations based on the underlying loan and securities pledged as collateral.